UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2018

American Customer Satisfaction ETF
Ticker: ACSI

Brand Value ETF
Ticker: BVAL

Reverse Cap Weighted U.S. Large Cap ETF
Ticker: RVRS

Exponential ETFs

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

American Customer Satisfaction ETF

The American Customer Satisfaction ETF (“ACSI” or the “Fund”) tracks the American Customer Satisfaction Investible Index (“ACSII” or the “Index”). The Fund, via its Index, utilizes proprietary customer satisfaction data to invest in companies with above average customer satisfaction scores within their respective industries. The strategy utilizes customer satisfaction metrics for over 350 brands, representing over 150 large capitalization securities for potential inclusion in the Index. Sector constraints are applied at the time of Index rebalance with the intention of providing a diversified portfolio across all US sectors. All securities within the Index are listed on a major U.S. stock exchange and measured by the American Customer Satisfaction Index LLC.

The Advisor believes that companies who possess higher satisfaction among their customers have higher cash flows, higher profitability, and higher relative stock appreciation over the long term. The source of this data – The American Customer Satisfaction Index – is recognized as a world leader in the measurement and analysis of customer satisfaction. It is the only national cross-industry measure of customer satisfaction in the United States.

For the Semi-Annual period ending March 31, 2018, ACSI generated a total return of 6.34% (NAV) and 6.11% (Market). This compares to the 6.73% total return of its Index, the ACSII, and the 5.84% total return of the benchmark, the S&P 500, for the same period.

From a sector perspective, Information Technology, Consumer Discretionary, and Financials were the leading contributors while Utilities, Industrials, and Real Estate were the leading detractors. Sector contributors benefitted from the FANG trade, the Christmas season rebound in retail, and an improving regulatory and rate environment. Conversely, sector detractors suffered from rising rates, the implosion of General Electric, and shifting investor sentiment on REITs, respectively.

Reviewing individual stocks, leading contributors included Amazon, Vonage, and Overstock, all which had the highest customer satisfaction scores in their industries.  Conversely, leading detractors included Sears, Expedia, and L Brands. Sears and Expedia scored poorly in their respective industries.

During this period, the Fund’s methodology was adjusted to incorporate only companies whose customer satisfaction score was above average for its industry. By doing so, the Advisor believes that the portfolio will benefit through a more concentrated portfolio, with only the highest conviction stocks.

Brand Value ETF

The Brand Value ETF (“BVAL” or the “Fund”) commenced operations on June 12, 2017 and tracks the BrandTransact 50 Index (“BTW50” or the “Index”). By tracking the BTW50, the Brand Value ETF seeks to identify companies worthy of investment that share high growth potential and positive brand resonance. The strategy uses a

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

rules-based methodology to identify strong brands that maintain brand equity value not recognized in share price.

For the Semi-Annual period ending March 31, 2018, BVAL generated a total return of 2.81% (NAV) and 2.81% (Market). This compares to the 3.15% total return of its Index, the BTW50, and the 5.84% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Consumer Discretionary, Information Technology, and Consumer Staples sectors. From an individual stock perspective, Kohl’s, Intel, Macy’s, Dr Pepper Snapple, and Ralph Lauren were the top contributors.

Leading detractors to Fund performance include the Industrial, Telecommunication, and Energy sectors. From an individual stock perspective, General Electric, Newell Brand, Barnes & Noble, CVS, and Revlon were the top detractors.

Reverse Cap Weighted U.S. Large Cap ETF

The Reverse Cap Weighted U.S. Large Cap ETF (“RVRS” or the “Fund”) commenced operations on October 31, 2017 and tracks the Reverse Cap Weighted US Large Cap Index (REVERSE). The Fund, via its index, provides exposure to the companies in the S&P 500 index. However, while traditional market cap weighted indexes such as the S&P 500 weight companies inside the index by their relative market capitalization, RVRS does the opposite, weighting companies by the inverse of their relative market cap. By investing smallest-to-biggest, the fund tilts investment exposure to the smaller end of the market cap spectrum within the large cap space.

Since inception (10/31/2017), for the Semi-Annual period ended March 31, 2018, RVRS generated a total return of 3.96% (NAV) and 4.07% (Market). This compares to the 3.98% total return of its Index, REVERSE, and the 3.42% total return of the benchmark, the S&P 500, for the same period.

Leading contributors to Fund performance include the Information Technology, Consumer Discretionary, and Industrial sectors. From an individual stock perspective, CSRA, Seagate Technology, Foot Locker, Fluor Corp, and Kohl’s were the top contributors.

Leading detractors to Fund performance include the Energy, Real Estate, and Utilities sectors. From an individual stock perspective, Patterson Companies, Signet Jewelers, Chesapeake Energy, Range Resources, and Stericycle were the top detractors.

Past performance does not guarantee future results. Must be preceded or accompanied by a prospectus.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete listing of the Funds’ holdings, please refer to the Schedules of Investments in this report.

Exponential ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Indices rely heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). Because the Indices are composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Indices and Funds may not perform as expected. As with all index funds. The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Indices. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors.

American Customer Satisfaction Investable Index is an objective, rules-based methodology to measure the performance of (i) large capitalization U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”) and (ii) U.S. sector-specific exchange-traded funds (“ETFs”) used by the Index to supplement its exposure to sectors for which there are too few ACSI Companies to achieve the target sector weights at the time of each rebalance. The Index is sector-weighted to reflect the overall U.S. large cap market, and security-weighted based on the Customer Satisfaction Data. You cannot invest directly in an index.

FANG is an acronym the represents for four high-performing technology stocks in the market as of 2017 – Facebook, Amazon, Netflix and Google (now Alphabet, Inc.).

The S&P 500 Index is a widely recognized capitalization-weighted Index of 500 common stock prices in U.S. companies.

BrandTransact 50 Index measures the performance of 50 publicly-traded U.S. companies based on a proprietary analysis of the value of their brand relative to their market capitalization. Companies included in the Index are equally weighted at the time of each annual reconstitution of the Index each August 31. You cannot invest directly in an index.

Reverse Cap Weighted U.S. Large Cap Index is a rules-based, reverse capitalization weighted index comprised of the constituents of the S&P 500 ® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Distributed by Quasar Distributors, LLC

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

American Customer Satisfaction ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	27.5%
Financials	18.0
Utilities	12.3
Consumer Staples	10.2
Information Technology	9.6
Industrials	7.5
Telecommunication Services	7.0
Health Care	4.8
Real Estate	1.0
Energy	0.9
Materials	0.9
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Brand Value ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	40.6%
Consumer Staples	29.9
Information Technology	9.1
Industrials	7.8
Health Care	6.5
Telecommunication Services	3.9
Energy	1.9
Short-Term Investments	0.3
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

+  Represents less than 0.05% of net assets.

Exponential ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited) (Continued)

Reverse Cap Weighted U.S. Large Cap ETF
Percentage of
Sector	Net Assets
Consumer Discretionary	20.9%
Industrials	14.4
Financials	11.9
Information Technology	10.8
Real Estate	8.8
Health Care	8.7
Energy	6.9
Utilities	6.8
Materials	5.1
Consumer Staples	5.0
Telecommunication Services	0.4
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 95.1%

	Consumer Discretionary – 27.5%
15,497	Abercrombie & Fitch Company – Class A	$375,182
2,307	Advance Auto Parts, Inc.	273,495
1,822	Amazon.com, Inc. (a)	2,637,053
141,158	Ascena Retail Group, Inc. (a)	283,728
62,333	Barnes & Noble, Inc.	308,548
13,703	Bed Bath & Beyond, Inc.	287,626
13,800	Bloomin’ Brands, Inc.	335,064
21	Charter Communications, Inc. – Class A (a)	6,536
874	Chipotle Mexican Grill, Inc. (a)	282,398
222	Comcast Corporation – Class A	7,586
2,205	Cracker Barrel Old Country Store, Inc.	351,036
2,900	Darden Restaurants, Inc.	247,225
4,170	Dillard’s, Inc. – Class A	335,018
1,249	DISH Network Corporation – Class A (a)	47,325
1,275	Domino’s Pizza, Inc.	297,789
4,650	Dunkin’ Brands Group, Inc.	277,559
4,248	Expedia, Inc.	469,022
25,971	Ford Motor Company	287,759
16,198	Gannett Company Inc.	161,656
8,292	General Motors Company	301,331
6,911	Hilton Worldwide Holdings, Inc.	544,310
3,948	Hyatt Hotels Corporation – Class A	301,074
75,499	J.C. Penney Company, Inc. (a)	228,007
4,570	Kohl’s Corporation	299,381
15,202	L Brands, Inc.	580,868
2,218	Marriott International, Inc. – Class A	301,604
8,818	New York Times Company – Class A	212,514
6,270	Nordstrom, Inc.	303,531
1,230	O’Reilly Automotive, Inc. (a)	304,277
5,300	Papa John’s International, Inc.	303,690
4,098	Starbucks Corporation	237,233
5,850	Texas Roadhouse, Inc.	338,013
3,665	TJX Companies, Inc.	298,917
4,011	V.F. Corporation	297,295
1,828	Whirlpool Corporation	279,885
2,850	Yum! Brands, Inc.	242,621
		12,646,156

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples – 10.2%
6,950	Clorox Company	$925,114
23,255	Coca-Cola Company	1,009,965
3,976	Costco Wholesale Corporation	749,198
120	CVS Health Corporation	7,465
10,792	Hershey Company	1,067,976
3,311	Kroger Company	79,265
7,924	PepsiCo, Inc.	864,905
		4,703,888
	Financials – 18.0%
4,311	Allstate Corporation	408,683
13,280	BB&T Corporation	691,091
6,846	Capital One Financial Corporation	655,984
13,028	Charles Schwab Corporation	680,322
11,689	Citigroup, Inc.	789,008
9,976	E*TRADE Financial Corporation (a)	552,770
4,755	JPMorgan Chase & Company	522,907
3,343	MetLife, Inc.	153,410
2,886	Prudential Financial, Inc.	298,845
48,084	Regions Financial Corporation	893,401
10,237	SunTrust Banks, Inc.	696,525
9,629	TD Ameritrade Holding Corporation	570,326
5,200	Travelers Companies, Inc.	722,072
12,561	US Bancorp	634,331
		8,269,675
	Health Care – 3.0%
841	Aetna, Inc.	142,129
4,576	Humana, Inc.	1,230,166
		1,372,295
	Industrials – 7.5%
5,105	Alaska Air Group, Inc.	316,306
795	American Airlines Group, Inc.	41,308
767	Delta Air Lines, Inc.	42,039
5,095	FedEx Corporation	1,223,361
59,971	JetBlue Airways Corporation (a)	1,218,611

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
10,580	Southwest Airlines Company	$606,022
		3,447,647
	Information Technology – 9.6%
1,313	Alphabet, Inc. – Class C (a)	1,354,740
13,623	Apple, Inc.	2,285,667
4,767	Facebook, Inc. – Class A (a)	761,719
		4,402,126
	Telecommunication Services – 7.0%
410	Altice USA, Inc. – Class A (a)	7,577
8,983	AT&T, Inc.	320,244
18,243	United States Cellular Corporation (a)	733,186
11,037	Verizon Communications, Inc.	527,789
154,308	Vonage Holdings Corporation (a)	1,643,380
		3,232,176
	Utilities – 12.3%
16,565	Atmos Energy Corporation	1,395,436
31,264	CenterPoint Energy, Inc.	856,634
10,625	Consolidated Edison, Inc.	828,112
5,365	Dominion Energy, Inc.	361,762
3,045	Edison International	193,845
26,054	NiSource, Inc.	622,951
13,250	PPL Corporation	374,842
5,888	Sempra Energy	654,863
8,877	Southern Company	396,447
		5,684,892
	TOTAL COMMON STOCKS (Cost $41,446,861)	43,758,855

	EXCHANGE TRADED FUNDS – 4.6%

	Energy – 0.9%
2,383	Energy Select Sector SPDR ETF	160,638
6,570	iShares U.S. Energy ETF	242,893
		403,531

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS (Continued)

	Health Care – 1.8%
4,913	Health Care Select Sector SPDR Fund	$399,918
2,607	iShares U.S. Healthcare ETF	449,995
		849,913
	Materials – 0.9%
2,556	iShares U.S. Basic Materials ETF	245,580
2,888	Materials Select Sector SPDR ETF	164,443
		410,023
	Real Estate – 1.0%
3,600	iShares U.S. Real Estate ETF	271,692
5,812	Real Estate Select Sector SPDR Fund	180,637
		452,329
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,121,054)	2,115,796

	SHORT-TERM INVESTMENTS – 0.2%
93,606	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.49%*	93,606
	TOTAL SHORT-TERM INVESTMENTS (Cost $93,606)	93,606
	TOTAL INVESTMENTS – 99.9% (Cost $43,661,521)	45,968,257
	Other Assets in Excess of Liabilities – 0.1%	25,104
	NET ASSETS – 100.0%	$45,993,361

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Consumer Discretionary – 40.6%
7,734	Barnes & Noble, Inc.	$38,283
2,108	Bed Bath & Beyond, Inc.	44,247
1,269	Big Lots, Inc.	55,240
960	CBS Corporation – Class B	49,334
1,558	Comcast Corporation – Class A	53,237
5,549	Denny’s Corporation (a)	85,621
1,684	Dick’s Sporting Goods, Inc.	59,024
1,338	Foot Locker, Inc.	60,933
5,618	Ford Motor Company	62,247
2,649	Gap, Inc.	82,649
11,669	J.C. Penney Company, Inc. (a)	35,240
1,522	Kohl’s Corporation	99,706
2,658	Macy’s, Inc.	79,049
3,153	Mattel, Inc.	41,462
1,196	Newell Brands, Inc.	30,474
1,070	NIKE, Inc. – Class B	71,091
832	Ralph Lauren Corporation	93,018
1,333	Tapestry, Inc.	70,129
1,109	Target Corporation	76,998
574	Walt Disney Company	57,653
		1,245,635
	Consumer Staples – 29.9%
1,190	Campbell Soup Company	51,539
472	Clorox Company	62,828
1,372	Coca-Cola Company	59,586
873	Colgate-Palmolive Company	62,577
398	Costco Wholesale Corporation	74,995
790	CVS Health Corporation	49,146
693	Dr Pepper Snapple Group, Inc.	82,037
1,132	General Mills, Inc.	51,008
516	J.M. Smucker Company	63,989
926	Kellogg Company	60,199
540	PepsiCo, Inc.	58,941
693	Procter & Gamble Company	54,941
3,229	Revlon, Inc. – Class A (a)	66,518

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
28,184	Rite Aid Corporation (a)	$47,349
789	Wal-Mart Stores, Inc.	70,197
		915,850
	Energy – 1.9%
789	Exxon Mobil Corporation	58,867

	Health Care – 6.5%
1,104	Bristol-Myers Squibb Company	69,828
476	Johnson & Johnson	60,999
1,900	Pfizer, Inc.	67,431
		198,258
	Industrials – 7.8%
2,461	General Electric Company	33,174
214	Lockheed Martin Corporation	72,317
446	Stanley Black & Decker, Inc.	68,327
529	United Technologies Corporation	66,559
		240,377
	Information Technology – 9.1%
1,780	Intel Corporation	92,703
437	International Business Machines Corporation	67,049
3,197	Western Union Company	61,478
2,058	Xerox Corporation	59,229
		280,459
	Telecommunication Services – 3.9%
1,616	AT&T, Inc.	57,611
1,304	Verizon Communications, Inc.	62,357
		119,968
	TOTAL COMMON STOCKS (Cost $3,041,121)	3,059,414

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.3%
8,979	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.49%*	$8,979
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,979)	8,979
	TOTAL INVESTMENTS – 100.0% (Cost $3,050,100)	3,068,393
	Other Assets in Excess of Liabilities – 0.0%+	188
	NET ASSETS – 100.0%	$3,068,581

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2018.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Consumer Discretionary – 20.9%
107	Advance Auto Parts, Inc.	$12,685
53	Aptiv PLC	4,503
8	AutoZone, Inc. (a)	5,190
80	Best Buy Company, Inc.	5,599
212	BorgWarner, Inc.	10,649
158	CarMax, Inc. (a)	9,787
56	Carnival Corporation	3,673
119	CBS Corporation – Class B	6,115
5	Charter Communications, Inc. – Class A (a)	1,556
44	Chipotle Mexican Grill, Inc. (a)	14,217
16	Comcast Corporation – Class A	547
100	Darden Restaurants, Inc.	8,525
280	Discovery Communications, Inc. – Class A (a)	6,000
164	Discovery Communications, Inc. – Class C (a)	3,201
294	DISH Network Corporation – Class A (a)	11,140
57	Dollar General Corporation	5,332
55	Dollar Tree, Inc. (a)	5,219
170	D.R. Horton, Inc.	7,453
72	Expedia, Inc.	7,950
508	Foot Locker, Inc.	23,134
248	Ford Motor Company	2,748
468	Gap, Inc.	14,602
271	Garmin, Ltd.	15,970
62	General Motors Company	2,253
89	Genuine Parts Company	7,996
562	Goodyear Tire & Rubber Company	14,938
696	H&R Block, Inc.	17,685
773	Hanesbrands, Inc.	14,239
337	Harley-Davidson, Inc.	14,451
118	Hasbro, Inc.	9,947
84	Hilton Worldwide Holdings, Inc.	6,616
4	Home Depot, Inc.	713
507	Interpublic Group of Companies, Inc.	11,676
167	Kohl’s Corporation	10,940
254	L Brands, Inc.	9,705
392	Leggett & Platt, Inc.	17,389

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
114	Lennar Corporation – Class A	$6,719
229	LKQ Corporation (a)	8,690
20	Lowe’s Companies, Inc.	1,755
439	Macy’s, Inc.	13,056
20	Marriott International, Inc. – Class A	2,720
1,474	Mattel, Inc.	19,383
4	McDonald’s Corporation	625
162	MGM Resorts International	5,673
195	Michael Kors Holdings, Ltd. (a)	12,106
29	Mohawk Industries, Inc. (a)	6,734
2	Netflix, Inc. (a)	591
308	Newell Brands, Inc.	7,848
181	News Corporation – Class A	2,860
600	News Corporation – Class B	9,660
24	NIKE, Inc. – Class B	1,595
382	Nordstrom, Inc.	18,493
166	Norwegian Cruise Line Holdings, Ltd. (a)	8,793
84	Omnicom Group, Inc.	6,104
20	O’Reilly Automotive, Inc. (a)	4,948
469	PulteGroup, Inc.	13,831
72	PVH Corporation	10,903
180	Ralph Lauren Corporation	20,124
45	Ross Stores, Inc.	3,509
39	Royal Caribbean Cruises, Ltd.	4,592
20	Starbucks Corporation	1,158
142	Tapestry, Inc.	7,471
41	Target Corporation	2,847
106	Tiffany & Company	10,352
16	Time Warner, Inc.	1,513
28	TJX Companies, Inc.	2,284
209	Tractor Supply Company	13,171
555	TripAdvisor, Inc. (a)	22,694
17	Twenty-First Century Fox, Inc. – Class A	624
45	Twenty-First Century Fox, Inc. – Class B	1,637
45	Ulta Beauty, Inc. (a)	9,192
516	Under Armour, Inc. – Class A (a)	8,437

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
654	Under Armour, Inc. – Class C (a)	$9,385
57	V.F. Corporation	4,225
295	Viacom, Inc. – Class B	9,163
5	Walt Disney Company	502
59	Whirlpool Corporation	9,033
80	Wyndham Worldwide Corporation	9,154
39	Wynn Resorts, Ltd.	7,112
44	Yum! Brands, Inc.	3,746
		649,355
	Consumer Staples – 5.0%
12	Altria Group, Inc.	748
105	Archer-Daniels-Midland Company	4,554
141	Brown-Forman Corporation – Class B	7,643
305	Campbell Soup Company	13,210
177	Church & Dwight Company, Inc.	8,914
50	Clorox Company	6,655
12	Coca-Cola Company	521
20	Colgate-Palmolive Company	1,433
184	Conagra Brands, Inc.	6,786
12	Constellation Brands, Inc. – Class A	2,735
8	Costco Wholesale Corporation	1,507
628	Coty, Inc. – Class A	11,492
20	CVS Health Corporation	1,244
45	Dr Pepper Snapple Group, Inc.	5,327
24	Estee Lauder Companies, Inc. – Class A	3,593
74	General Mills, Inc.	3,334
79	Hershey Company	7,818
362	Hormel Foods Corporation	12,424
58	J.M. Smucker Company	7,193
93	Kellogg Company	6,046
25	Kimberly-Clark Corporation	2,753
41	Kraft Heinz Company	2,554
218	Kroger Company	5,219
75	McCormick & Company, Inc.	7,979
88	Molson Coors Brewing Company – Class B	6,629
36	Mondelez International, Inc. – Class A	1,502

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
80	Monster Beverage Corporation (a)	$4,577
4	PepsiCo, Inc.	437
5	Philip Morris International, Inc.	497
4	Procter & Gamble Company	317
56	Sysco Corporation	3,358
65	Tyson Foods, Inc. – Class A	4,757
24	Walgreens Boots Alliance, Inc.	1,571
6	Wal-Mart Stores, Inc.	534
		155,861
	Energy – 6.9%
61	Anadarko Petroleum Corporation	3,685
76	Andeavor	7,643
234	Apache Corporation	9,004
289	Baker Hughes, a GE Company	8,026
372	Cabot Oil & Gas Corporation	8,921
4	Chevron Corporation	456
135	Cimarex Energy Company	12,623
32	Concho Resources, Inc. (a)	4,811
36	ConocoPhillips	2,134
198	Devon Energy Corporation	6,294
20	EOG Resources, Inc.	2,105
166	EQT Corporation	7,887
4	Exxon Mobil Corporation	298
59	Halliburton Company	2,769
229	Helmerich & Payne, Inc.	15,242
178	Hess Corporation	9,010
221	Kinder Morgan, Inc.	3,328
567	Marathon Oil Corporation	9,146
49	Marathon Petroleum Corporation	3,582
206	National Oilwell Varco, Inc.	7,583
1,023	Newfield Exploration Company (a)	24,982
235	Noble Energy, Inc.	7,121
32	Occidental Petroleum Corporation	2,079
83	ONEOK, Inc.	4,724
28	Phillips 66	2,686
25	Pioneer Natural Resources Company	4,295

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
1,991	Range Resources Corporation	$28,949
16	Schlumberger, Ltd.	1,036
269	TechnipFMC PLC	7,922
29	Valero Energy Corporation	2,690
172	Williams Companies, Inc.	4,276
		215,307
	Financials – 11.9%
53	Affiliated Managers Group, Inc.	10,048
64	Aflac, Inc.	2,801
28	Allstate Corporation	2,654
16	American Express Company	1,493
32	American International Group, Inc.	1,741
24	Ameriprise Financial, Inc.	3,551
21	Aon PLC	2,947
117	Arthur J Gallagher & Company	8,041
258	Assurant, Inc.	23,584
16	Bank of America Corporation	480
32	Bank of New York Mellon Corporation	1,649
46	BB&T Corporation	2,394
1	Berkshire Hathaway, Inc. – Class B (a)	199
3	BlackRock, Inc.	1,625
401	Brighthouse Financial, Inc. (a)	20,611
24	Capital One Financial Corporation	2,300
64	Cboe Global Markets, Inc.	7,302
33	Charles Schwab Corporation	1,723
8	Chubb, Ltd.	1,094
124	Cincinnati Financial Corporation	9,208
8	Citigroup, Inc.	540
107	Citizens Financial Group, Inc.	4,492
11	CME Group, Inc.	1,779
62	Comerica, Inc.	5,948
52	Discover Financial Services	3,740
128	E*TRADE Financial Corporation (a)	7,092
40	Everest Re Group, Ltd.	10,273
137	Fifth Third Bancorp	4,350
209	Franklin Resources, Inc.	7,248

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
5	Goldman Sachs Group, Inc.	$1,259
96	Hartford Financial Services Group, Inc.	4,946
372	Huntington Bancshares, Inc.	5,617
36	Intercontinental Exchange, Inc.	2,611
230	Invesco, Ltd.	7,362
1	JPMorgan Chase & Company	110
214	KeyCorp	4,184
595	Leucadia National Corporation	13,524
77	Lincoln National Corporation	5,626
149	Loews Corporation	7,410
19	M&T Bank Corporation	3,503
28	Marsh & McLennan Companies, Inc.	2,313
47	MetLife, Inc.	2,157
23	Moody’s Corporation	3,710
25	Morgan Stanley	1,349
128	Nasdaq, Inc.	11,036
2,208	Navient Corporation	28,969
43	Northern Trust Corporation	4,435
792	People’s United Financial, Inc.	14,779
9	PNC Financial Services Group, Inc.	1,361
104	Principal Financial Group, Inc.	6,335
60	Progressive Corporation	3,656
20	Prudential Financial, Inc.	2,071
88	Raymond James Financial, Inc.	7,868
246	Regions Financial Corporation	4,571
12	S&P Global, Inc.	2,293
28	State Street Corporation	2,792
45	SunTrust Banks, Inc.	3,062
29	SVB Financial Group (a)	6,960
100	Synchrony Financial	3,353
33	T. Rowe Price Group, Inc.	3,563
138	Torchmark Corporation	11,615
20	Travelers Companies, Inc.	2,777
192	Unum Group	9,141
24	US Bancorp	1,212
8	Wells Fargo & Company	419

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
32	Willis Towers Watson PLC	$4,870
140	XL Group, Ltd.	7,736
174	Zions Bancorporation	9,175
		370,637
	Health Care – 8.7%
20	Abbott Laboratories	1,198
8	AbbVie, Inc.	757
12	Aetna, Inc.	2,028
72	Agilent Technologies, Inc.	4,817
32	Alexion Pharmaceuticals, Inc. (a)	3,567
21	Align Technology, Inc. (a)	5,274
12	Allergan PLC	2,019
70	AmerisourceBergen Corporation	6,035
4	Amgen, Inc.	682
8	Anthem, Inc.	1,758
48	Baxter International, Inc.	3,122
8	Becton Dickinson and Company	1,734
4	Biogen, Inc. (a)	1,095
113	Boston Scientific Corporation (a)	3,087
16	Bristol-Myers Squibb Company	1,012
70	Cardinal Health, Inc.	4,388
12	Celgene Corporation (a)	1,070
57	Centene Corporation (a)	6,092
84	Cerner Corporation (a)	4,872
15	Cigna Corporation	2,516
36	Cooper Companies, Inc.	8,237
20	Danaher Corporation	1,958
149	DaVita, Inc. (a)	9,825
146	DENTSPLY SIRONA, Inc.	7,345
27	Edwards Lifesciences Corporation (a)	3,767
16	Eli Lilly & Company	1,238
501	Envision Healthcare Corporation (a)	19,253
30	Express Scripts Holding Company (a)	2,072
13	Gilead Sciences, Inc.	980
37	HCA Healthcare, Inc.	3,589
258	Hologic, Inc. (a)	9,639

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
12	Humana, Inc.	$3,226
31	IDEXX Laboratories, Inc. (a)	5,933
12	Illumina, Inc. (a)	2,837
72	Incyte Corporation (a)	6,000
5	Intuitive Surgical, Inc. (a)	2,064
69	IQVIA Holdings, Inc. (a)	6,770
1	Johnson & Johnson	128
35	Laboratory Corporation of America Holdings (a)	5,661
20	McKesson Corporation	2,817
12	Medtronic PLC	963
12	Merck & Company, Inc.	654
11	Mettler-Toledo International, Inc. (a)	6,325
129	Mylan NV (a)	5,311
59	Nektar Therapeutics (a)	6,269
161	PerkinElmer, Inc.	12,191
118	Perrigo Company PLC	9,834
13	Pfizer, Inc.	461
72	Quest Diagnostics, Inc.	7,222
12	Regeneron Pharmaceuticals, Inc. (a)	4,132
79	ResMed, Inc.	7,779
155	Henry Schein, Inc. (a)	10,418
13	Stryker Corporation	2,092
8	Thermo Fisher Scientific, Inc.	1,652
1	UnitedHealth Group, Inc.	214
80	Universal Health Services, Inc. – Class B	9,473
76	Varian Medical Systems, Inc. (a)	9,321
14	Vertex Pharmaceuticals, Inc. (a)	2,282
32	Waters Corporation (a)	6,357
38	Zimmer Biomet Holdings, Inc.	4,144
32	Zoetis, Inc.	2,672
		270,228
	Industrials – 14.4%
4	3M Company	878
114	Acuity Brands, Inc.	15,868
216	Alaska Air Group, Inc.	13,383
154	Allegion PLC	13,135

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
84	American Airlines Group, Inc.	$4,365
78	AMETEK, Inc.	5,926
173	A.O. Smith Corporation	11,001
409	Arconic, Inc.	9,423
3	Boeing Company	984
8	Caterpillar, Inc.	1,179
96	C.H. Robinson Worldwide, Inc.	8,996
41	Cintas Corporation	6,994
40	CSX Corporation	2,228
24	Cummins, Inc.	3,890
13	Deere & Company	2,019
56	Delta Air Lines, Inc.	3,069
68	Dover Corporation	6,679
40	Eaton Corporation PLC	3,196
40	Emerson Electric Company	2,732
61	Equifax, Inc.	7,187
151	Expeditors International of Washington, Inc.	9,558
115	Fastenal Company	6,278
8	FedEx Corporation	1,921
411	Flowserve Corporation	17,809
233	Fluor Corporation	13,332
61	Fortive Corporation	4,729
182	Fortune Brands Home & Security, Inc.	10,718
8	General Dynamics Corporation	1,767
37	General Electric Company	499
5	Honeywell International, Inc.	722
35	Huntington Ingalls Industries, Inc.	9,022
137	IHS Markit, Ltd. (a)	6,609
12	Illinois Tool Works, Inc.	1,880
53	Ingersoll-Rand PLC	4,532
251	Jacobs Engineering Group, Inc.	14,847
88	J.B. Hunt Transport Services, Inc.	10,309
80	Johnson Controls International PLC	2,819
87	Kansas City Southern	9,557
32	L3 Technologies, Inc.	6,656
4	Lockheed Martin Corporation	1,352

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
197	Masco Corporation	$7,967
298	Nielsen Holdings PLC	9,473
20	Norfolk Southern Corporation	2,716
6	Northrop Grumman Corporation	2,095
60	PACCAR, Inc.	3,970
24	Parker-Hannifin Corporation	4,105
128	Pentair PLC	8,721
560	Quanta Services, Inc. (a)	19,236
8	Raytheon Company	1,727
108	Republic Services, Inc.	7,153
245	Robert Half International, Inc.	14,183
24	Rockwell Automation, Inc.	4,181
36	Rockwell Collins, Inc.	4,855
13	Roper Technologies, Inc.	3,649
84	Snap-on, Inc.	12,393
58	Southwest Airlines Company	3,322
28	Stanley Black & Decker, Inc.	4,290
312	Stericycle, Inc. (a)	18,261
117	Textron, Inc.	6,899
28	TransDigm Group, Inc.	8,594
8	Union Pacific Corporation	1,075
90	United Continental Holdings, Inc. (a)	6,252
12	United Parcel Service, Inc. – Class B	1,256
37	United Rentals, Inc. (a)	6,391
8	United Technologies Corporation	1,007
64	Verisk Analytics, Inc. (a)	6,656
36	Waste Management, Inc.	3,028
28	W.W. Grainger, Inc.	7,904
98	Xylem, Inc.	7,538
		446,945
	Information Technology – 10.8%
8	Accenture PLC – Class A	1,228
24	Activision Blizzard, Inc.	1,619
5	Adobe Systems, Inc. (a)	1,080
989	Advanced Micro Devices, Inc. (a)	9,939
113	Akamai Technologies, Inc. (a)	8,021

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
40	Alliance Data Systems Corporation	$8,514
41	Amphenol Corporation – Class A	3,531
36	Analog Devices, Inc.	3,281
45	ANSYS, Inc. (a)	7,051
1	Apple, Inc.	168
28	Applied Materials, Inc.	1,557
26	Autodesk, Inc. (a)	3,265
16	Automatic Data Processing, Inc.	1,816
4	Broadcom, Ltd.	943
259	CA, Inc.	8,780
250	Cadence Design Systems, Inc. (a)	9,193
17	Cisco Systems, Inc.	729
93	Citrix Systems, Inc. (a)	8,630
32	Cognizant Technology Solutions Corporation – Class A	2,576
143	Corning, Inc.	3,987
413	CSRA, Inc.	17,028
34	DXC Technology Company	3,418
62	eBay, Inc. (a)	2,495
22	Electronic Arts, Inc. (a)	2,667
83	F5 Networks, Inc. (a)	12,003
1	Facebook, Inc. – Class A (a)	160
32	Fidelity National Information Services, Inc.	3,082
50	Fiserv, Inc. (a)	3,566
302	FLIR Systems, Inc.	15,103
81	Gartner, Inc. (a)	9,527
51	Global Payments, Inc.	5,688
38	Harris Corporation	6,129
194	Hewlett Packard Enterprise Company	3,403
112	HP, Inc.	2,455
16	Intel Corporation	833
5	International Business Machines Corporation	767
15	Intuit, Inc.	2,600
47	IPG Photonics Corporation (a)	10,969
465	Juniper Networks, Inc.	11,313
49	KLA-Tencor Corporation	5,341
14	Lam Research Corporation	2,844

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
5	Mastercard, Inc. – Class A	$876
49	Microchip Technology, Inc.	4,477
32	Micron Technology, Inc. (a)	1,668
1	Microsoft Corporation	91
98	NetApp, Inc.	6,046
4	NVIDIA Corporation	926
12	Oracle Corporation	549
79	Paychex, Inc.	4,866
20	PayPal Holdings, Inc. (a)	1,517
121	Qorvo, Inc. (a)	8,524
15	QUALCOMM, Inc.	831
26	Red Hat, Inc. (a)	3,887
10	salesforce.com, Inc. (a)	1,163
108	Seagate Technology PLC	6,320
47	Skyworks Solutions, Inc.	4,712
232	Symantec Corporation	5,997
93	Synopsys, Inc. (a)	7,741
72	Take-Two Interactive Software, Inc. (a)	7,040
32	TE Connectivity, Ltd.	3,197
12	Texas Instruments, Inc.	1,247
82	Total System Services, Inc.	7,073
92	VeriSign, Inc. (a)	10,908
4	Visa, Inc. – Class A	479
38	Western Digital Corporation	3,506
601	Western Union Company	11,557
583	Xerox Corporation	16,779
75	Xilinx, Inc.	5,418
		334,694
	Materials – 5.1%
20	Air Products & Chemicals, Inc.	3,181
97	Albemarle Corporation	8,996
92	Avery Dennison Corporation	9,775
189	Ball Corporation	7,505
278	CF Industries Holdings, Inc.	10,489
8	DowDuPont, Inc.	510
65	Eastman Chemical Company	6,863

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials (Continued)
20	Ecolab, Inc.	$2,741
119	FMC Corporation	9,112
244	Freeport-McMoRan, Inc. (a)	4,287
71	International Flavors & Fragrances, Inc.	9,721
89	International Paper Company	4,755
27	LyondellBasell Industries NV – Class A	2,853
41	Martin Marietta Materials, Inc.	8,499
16	Monsanto Company	1,867
399	Mosaic Company	9,688
156	Newmont Mining Corporation	6,095
78	Nucor Corporation	4,765
82	Packaging Corporation of America	9,241
32	PPG Industries, Inc.	3,571
16	Praxair, Inc.	2,309
334	Sealed Air Corporation	14,292
8	Sherwin-Williams Company	3,137
57	Vulcan Materials Company	6,508
97	WestRock Company	6,224
		156,984
	Real Estate – 8.8%
69	Alexandria Real Estate Equities, Inc. (b)	8,618
12	American Tower Corporation (b)	1,744
443	Apartment Investment &
	Management Company – Class A (b)	18,052
31	AvalonBay Communities, Inc. (b)	5,098
44	Boston Properties, Inc. (b)	5,422
163	CBRE Group, Inc. – Class A (a)	7,697
20	Crown Castle International Corporation (b)	2,192
51	Digital Realty Trust, Inc. (b)	5,374
471	Duke Realty Corporation (b)	12,472
8	Equinix, Inc. (b)	3,345
86	Equity Residential (b)	5,299
30	Essex Property Trust, Inc. (b)	7,220
112	Extra Space Storage, Inc. (b)	9,784
113	Federal Realty Investment Trust (b)	13,121
396	GGP, Inc. (b)	8,102

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate (Continued)
465	HCP, Inc. (b)	$10,802
425	Host Hotels & Resorts, Inc. (b)	7,922
359	Iron Mountain, Inc. (b)	11,797
1,251	Kimco Realty Corporation (b)	18,014
306	Macerich Company (b)	17,142
123	Mid-America Apartment Communities, Inc. (b)	11,223
52	Prologis, Inc. (b)	3,276
16	Public Storage (b)	3,206
152	Realty Income Corporation (b)	7,863
215	Regency Centers Corporation (b)	12,681
32	SBA Communications Corporation (a) (b)	5,470
12	Simon Property Group, Inc. (b)	1,852
124	SL Green Realty Corporation (b)	12,007
335	UDR, Inc. (b)	11,933
127	Ventas, Inc. (b)	6,290
139	Vornado Realty Trust (b)	9,355
105	Welltower, Inc. (b)	5,715
112	Weyerhaeuser Company (b)	3,920
		274,008
	Telecommunication Services – 0.4%
12	AT&T, Inc.	428
356	CenturyLink, Inc.	5,849
58	Motorola Solutions, Inc.	6,107
9	Verizon Communications, Inc.	430
		12,814
	Utilities – 6.8%
1,406	AES Corporation	15,986
322	Alliant Energy Corporation	13,157
158	Ameren Corporation	8,948
53	American Electric Power Company, Inc.	3,635
94	American Water Works Company, Inc.	7,720
352	CenterPoint Energy, Inc.	9,645
215	CMS Energy Corporation	9,737
63	Consolidated Edison, Inc.	4,910
24	Dominion Energy, Inc.	1,618

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
62	DTE Energy Company	$6,473
27	Duke Energy Corporation	2,092
97	Edison International	6,175
105	Entergy Corporation	8,272
107	Eversource Energy	6,304
82	Exelon Corporation	3,199
234	FirstEnergy Corporation	7,958
8	NextEra Energy, Inc.	1,307
627	NiSource, Inc.	14,992
433	NRG Energy, Inc.	13,220
123	PG&E Corporation	5,403
171	Pinnacle West Capital Corporation	13,646
212	PPL Corporation	5,998
100	Public Service Enterprise Group, Inc.	5,024
511	SCANA Corporation	19,188
37	Sempra Energy	4,115
58	Southern Company	2,590
96	WEC Energy Group, Inc.	6,019
117	Xcel Energy, Inc.	5,321
		212,652
	TOTAL COMMON STOCKS (Cost $3,216,691)	3,099,485

	SHORT-TERM INVESTMENTS – 0.1%
4,324	Fidelity Investments Money Market Funds –
	Government Portfolio, Class I, 1.49%*	4,324
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,324)	4,324
	TOTAL INVESTMENTS – 99.8% (Cost $3,221,015)	3,103,809
	Other Assets in Excess of Liabilities – 0.2%	5,114
	NET ASSETS – 100.0%	$3,108,923

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
*	Rate shown is the annualized seven-day yield as of March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
ASSETS
Investments in
securities, at value*	$45,968,257	$3,068,393	$3,103,809
Dividends and
interest receivable	50,874	6,522	5,926
Cash	—	—	49
Total assets	46,019,131	3,074,915	3,109,784

LIABILITIES
Payable for securities purchased	—	4,628	—
Management fees payable	25,770	1,706	861
Total liabilities	25,770	6,334	861

NET ASSETS	$45,993,361	$3,068,581	$3,108,923

Net assets consist of:
Paid-in capital	$41,775,567	$3,043,015	$3,087,285
Undistributed (accumulated) net
investment income (loss)	(13,219)	14,509	12,814
Accumulated net realized
gain (loss) on investments	1,924,277	(7,236)	126,030
Net unrealized appreciation
(depreciation) on investments	2,306,736	18,293	(117,206)
Net assets	$45,993,361	$3,068,581	$3,108,923

Net asset value:
Net assets	$45,993,361	$3,068,581	$3,108,923
Shares outstanding^	1,500,000	200,000	200,000
Net asset value, offering and
redemption price per share	$30.66	$15.34	$15.54

* Identified cost:
Investments in securities	$43,661,521	$3,050,100	$3,221,015

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

STATEMENTS OF OPERATIONS
For the Periods Ended March 31, 2018 (Unaudited)

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF*
INCOME
Dividends	$431,602	$34,613	$20,597
Interest	403	32	23
Total investment income	432,005	34,645	20,620

EXPENSES
Management fees	147,154	8,001	2,657
Total expenses	147,154	8,001	2,657
Net investment income (loss)	284,851	26,644	17,963

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on investments	1,902,192	(918)	126,030
Change in unrealized appreciation
(depreciation) on investments	593,657	15,531	(117,206)
Net realized and unrealized
gain (loss) on investments	2,495,849	14,613	8,824
Net increase (decrease)
in net assets resulting
from operations	$2,780,700	$41,257	$26,787

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to March 31, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	March 31, 2018	Period Ended
	(Unaudited)	September 30, 2017*
OPERATIONS
Net investment income (loss)	$284,851	$278,819
Net realized gain (loss) on investments	1,902,192	22,085
Change in unrealized appreciation
(depreciation) of investments	593,657	1,713,079
Net increase (decrease) in net assets
resulting from operations	2,780,700	2,013,983

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(554,908)	(21,981)
Total distributions to shareholders	(554,908)	(21,981)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	9,304,235	38,856,785
Transaction fees (Note 6)	27	—
Payments for shares redeemed	(6,385,480)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	2,918,782	38,856,785
Net increase (decrease) in net assets	$5,144,574	$40,848,787

NET ASSETS
Beginning of period	$40,848,787	$—
End of period	$45,993,361	$40,848,787
Undistributed (accumulated) net
investment income (loss)	$(13,219)	$256,838

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	March 31, 2018	Period Ended
	(Unaudited)	September 30, 2017*
	Shares	Shares
Subscriptions	300,000	1,400,000
Redemptions	(200,000)	—
Net income (decrease)	100,000	1,400,000

*	Fund commenced operations on October 31, 2016. The information presented is for the period from October 31, 2016 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	March 31, 2018	Period Ended
	(Unaudited)	September 30, 2017*
OPERATIONS
Net investment income (loss)	$26,644	$6,927
Net realized gain (loss) on investments	(918)	(6,318)
Change in unrealized appreciation
(depreciation) on investments	15,531	2,762
Net increase (decrease) in net assets
resulting from operations	41,257	3,371

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(19,062)	—
Total distributions to shareholders	(19,062)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,541,990	1,500,000
Transaction fees (Note 6)	—	1,025
Payments for shares redeemed	—	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	1,541,990	1,501,025
Net increase (decrease) in net assets	$1,564,185	$1,504,396

NET ASSETS
Beginning of period	$1,504,396	$—
End of period	$3,068,581	$1,504,396
Undistributed (accumulated) net
investment income (loss)	$14,509	$6,927

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	March 31, 2018	Period Ended
	(Unaudited)	September 30, 2017*
	Shares	Shares
Subscriptions	100,000	100,000
Redemptions	—	—
Net increase (decrease)	100,000	100,000

*  Fund commenced operations on June 12, 2017. The information presented is for the period from June 12, 2017 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$17,963
Net realized gain (loss) on investments	126,030
Change in unrealized appreciation (depreciation)
on investments	(117,206)
Net increase (decrease) in net assets
resulting from operations	26,787

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,149)
Total distributions to shareholders	(5,149)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	4,678,685
Payments for shares redeemed	(1,591,400)
Net increase (decrease) in net assets derived
from capital share transactions (a)	3,087,285
Net increase (decrease) in net assets	$3,108,923

NET ASSETS
Beginning of period	$—
End of period	$3,108,923
Undistributed (accumulated) net
investment income (loss)	$12,814

(a)	A summary of capital share transactions is as follows:

Period Ended
March 31, 2018*
(Unaudited)
Shares
Subscriptions	300,000
Redemptions	(100,000)
Net increase (decrease)	200,000

* Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to March 31, 2018.

The accompanying notes are an integral part of these financial statements.

American Customer Satisfaction ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	March 31, 2018		Period Ended
	(Unaudited)		September 30, 2017(1)
Net asset value, beginning of period	$29.18		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.19		0.40
Net realized and unrealized
gain (loss) on investments	1.66		3.83
Total from investment operations	1.85		4.23

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.37)		(0.05)
Total distributions	(0.37)		(0.05)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(6)	—

Net asset value, end of period	$30.66		$29.18

Total return	6.34	%(3)	16.92	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$45,993		$40,849

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65	%(4)
Net investment income (loss)
to average net assets	1.26	%(4)	1.56	%(4)

Portfolio turnover rate(5)	53	%(3)	38	%(3)

(1)	Commencement of operations on October 31, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Brand Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	March 31, 2018		Period Ended
	(Unaudited)		September 30, 2017(1)
Net asset value, beginning of period	$15.04		$15.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.17		0.07
Net realized and unrealized
gain (loss) on investments	0.26		(0.04)
Total from investment operations	0.43		0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.13)		—
Total distributions	(0.13)		—

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		0.01

Net asset value, end of period	$15.34		$15.04

Total return	2.81	%(3)	0.29	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,069		$1,504

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(4)	0.65	%(4)
Net investment income (loss)
to average net assets	2.16	%(4)	1.54	%(4)

Portfolio turnover rate(5)	1	%(3)	77	%(3)

(1)	Commencement of operations on June 12, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Reverse Cap Weighted U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	March 31, 2018
	(Unaudited)(1)
Net asset value, beginning of period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss) on investments	0.46
Total from investment operations	0.59

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investments income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$15.54

Total return	3.96	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,109

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.294	%(4)
Net investment income (loss) to average net assets	1.98	%(4)

Portfolio turnover rate(5)	22	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

American Customer Satisfaction Core Alpha ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of American Customer Satisfaction ETF is to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index. The investments objective of Brand Value ETF is to track the performance, before fees and expenses, of the BrandTransact 50® Index. The investments objective of Reverse Cap Weighted U.S. Large Cap ETF is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. American Customer Satisfaction ETF commenced operations on October 31, 2016, Brand Value ETF commenced operations on June 12, 2017, and Reverse Cap Weighted U.S. Large Cap ETF commenced operations on October 31, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

American Customer Satisfaction ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,758,855	$—	$—	$43,758,855
Exchange Traded Funds	2,115,796	—	—	2,115,796
Short-Term Investments	93,606	—	—	93,606
Total Investments
in Securities	$45,968,257	$—	$—	$45,968,257

^ See Schedule of Investments for breakout of investments by sector classification.

Brand Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,059,414	$—	$—	$3,059,414
Short-Term Investments	8,979	—	—	8,979
Total Investments
in Securities	$3,068,393	$—	$—	$3,068,393

^ See Schedule of Investments for breakout of investments by sector classification.

Reverse Cap Weighted U.S. Large Cap ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,099,485	$—	$—	$3,099,485
Short-Term Investments	4,324	—	—	4,324
Total Investments
in Securities	$3,103,809	$—	$—	$3,103,809

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended March 31, 2018, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes.  The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On May 17, 2018, American Customer Satisfaction Core Alpha ETF’s name was changed to American Customer Satisfaction ETF, which has been reflected throughout the report.  There were no other events or transactions that occurred during the period subsequent to March 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CSat Investments Advisory, L.P. d/b/a Exponential ETFs (the “Advisor”), serves as the investment advisor to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the American Customer Satisfaction ETF and Brand Value ETF the Funds pay the Advisor 0.65% and Reverse Cap Weighted U.S. Large Cap ETF pays the Advisor 0.294% at an annual rate based on each Funds’ average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended March 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:
	Purchases	Sales
American Customer Satisfaction ETF	$23,922,362	$23,963,257
Brand Value ETF	$ 22,859	$ 15,329
Reverse Cap Weighted U.S. Large Cap ETF	$ 1,365,181	$ 521,924

During the period ended March 31, 2018, there were no purchases or sales of U.S. Government securities by the Funds.

During the period ended March 31, 2018, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
American Customer Satisfaction ETF	$9,217,314	$6,400,414
Brand Value ETF	$1,537,589	$ —
Reverse Cap Weighted U.S. Large Cap ETF	$3,839,111	$1,577,112

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended March 31, 2018.

The tax character of distributions paid by the Funds during the period ended March 31, 2018 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$554,908	$ —
Brand Value	$ 19,062	$ —
Reverse Cap Weighted U.S. Large Cap ETF	$ 5,149	$ —

The tax character of distributions paid by the Funds during the fiscal period ended September 30, 2017 were as follows:

	Ordinary Income	Capital Gains
American Customer Satisfaction ETF	$21,981	$ —
Brand Value	$ —	$ —
Reverse Cap Weighted U.S. Large Cap ETF	N/A	N/A

The cost basis of investments for federal income tax purposes as of March 31, 2018 was as follows+:

	American		Reverse Cap
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
Tax cost of investments	$43,661,521	$3,050,100	$3,221,015
Gross tax unrealized appreciation	3,740,591	202,969	33,691
Gross tax unrealized depreciation	(1,433,855)	(184,676)	(150,897)
Total unrealized
appreciation/(depreciation)	$2,306,736	$18,293	$(117,206)

+  Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current period. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual report.

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of September 30, 2017, the Funds’ components of accumulated earnings (losses) for income tax purposes were as follows:

	American		Reverse
	Customer		Weighted U.S.
	Satisfaction ETF	Brand Value ETF	Large Cap ETF
Total unrealized
appreciation/(depreciation)	$1,559,070	$2,167	N/A
Undistributed ordinary income	432,932	6,927	N/A
Undistributed long term
capital gains	—	—	N/A
Total distributable earnings	432,932	6,927	N/A
Other accumulated gain/(loss)	—	(5,723)	N/A
Total accumulated gain/(loss)	$1,992,002	$3,371	N/A

As of September 30, 2017, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

As of September 30, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
American Customer
Satisfaction ETF	$ —	$ —
Brand Value ETF	$5,723	$ —
Reverse Cap Weighted
U.S. Large Cap ETF	N/A	N/A

These amounts do not have an expiration date.

NOTE 6 – SHARE TRANSACTIONS

Shares of American Customer Satisfaction ETF and Reverse Cap Weighted U.S. Large Cap ETF are listed and trade on Cboe Global Markets, Inc. (“Cboe”) and shares of Brand Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares for American Customer Satisfaction ETF and 50,000 shares for Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized

Exponential ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for American Customer Satisfaction ETF and Brand Value ETF is $250 and for Reverse Cap Weighted U.S. Large Cap ETF is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on April 27, 2017 and July 13, 2017 (each a “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between CSat Investment Advisory, L.P. (the “Advisor”) and the Trust, on behalf of the Reverse Cap Weighted U.S. Large Cap ETF (the “Fund”).

Prior to the applicable meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Advisor (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Advisor; (ii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Advisor and its affiliates resulting from services rendered to the Fund.

Prior to the applicable meeting, representatives from the Advisor, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Advisor provided an overview of their advisory businesses, including key personnel and compliance programs. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Advisor

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Advisor will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Advisor, the Board considered the quality of the Advisor’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer regarding his review of the Advisor’s compliance program and the Advisor’s experience managing another series of the Trust. The Board noted that it had received a copy of the Advisor’s registration form (“Form ADV”), as well as the response of the Advisor to a detailed

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board noted that the Advisor currently serves as the advisor to another series of the Trust.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered that, because the Fund is designed to track the performance of an index, the Board in the future would focus on whether the Fund achieved its investment objectives as a passively-managed fund.

Cost of Services Provided and Economies of Scale. The Board then reviewed the expense ratio for the Fund and compared it to the universe of US Large Cap Blend exchange-traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”), as well as specific competitors identified by the Advisor (the “Selected Peer Group”). The Board noted that the Advisor was proposing a lower expense ratio than that which was approved at the April 27, 2017 meeting.  They continued by noting that the reduced expense ratio for the Fund was lower than the median for the Category Peer Group and the Selected Peer Group. The Board further noted that those funds with significantly lower expense ratios were part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the advisor generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board determined that the Fund’s expense ratio was reasonable given the unique nature of the index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Advisor would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its

Exponential ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

relationship with the Fund, taking into account an analysis of the Advisor’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended March 31, 2018 (Unaudited)

As a shareholder of American Customer Satisfaction ETF, Brand Value ETF and Reverse Cap Weighted U.S. Large Cap ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018) for American Customer Satisfaction ETF, Brand Value ETF and current period (October 31, 2017 – March 31, 2018) for Reverse Cap Weighted U.S. Large Cap ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Exponential ETFs

EXPENSE EXAMPLES
For the Periods Ended March 31, 2018 (Unaudited) (Continued)

American Customer Satisfaction ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2017	March 31, 2018	During the Period(1)
Actual	$1,000.00	$1,063.40	$3.34
Hypothetical (5% annual	$1,000.00	$1,021.69	$3.28
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.65%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Brand Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2017	March 31, 2018	During the Period(2)
Actual	$1,000.00	$1,028.10	$3.29
Hypothetical (5% annual	$1,000.00	$1,021.69	$3.28
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.65%, multiplied by the average account value during the period, multiplied the number of days in the current period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Reverse Cap Weighted U.S. Large Cap ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 31, 2017	March 31, 2018	During the Period
Actual	$1,000.00	$1,039.60	$1.24(3)
Hypothetical (5% annual	$1,000.00	$1,023.47	$1.48(4)
return before expenses)

(3)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.294%, multiplied by the average account value during the period, multiplied the number of days in the current period, 151 days, and divided by the number of days in the current fiscal period.

(4)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.294%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 182 days, and dividend by the number of days in the most recent twelve-month period, 365 days.

Exponential ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on its website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing each Fund’s website at www.acsietf.com, www.brandvalueetf.com and www.reverseetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on each Fund’s website at www.acsietf.com and www.brandvalueetf.com and www.reverseetf.com.

(This Page Intentionally Left Blank.)

Advisor
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

American Customer Satisfaction ETF Index Provider
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Brand Value ETF Index Provider
Brandometry, LLC
395 5th Avenue, 8th Floor
New York, New York 10016

Reverse Cap Weighted U.S. Large Cap ETF
CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

American Customer Satisfaction ETF
Symbol – ACSI
CUSIP – 26922A776

Brand Value ETF
Symbol – BVAL
CUSIP – 26922A693

Reverse Cap Weighted U.S. Large Cap ETF
Symbol – RVRS
CUSIP – 226922A685

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 5, 2018

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    June 5, 2018